Investment Objectives and Goals - PlanRock Alternative Growth ETF	Jan. 28, 2026
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY – PLANROCK ALTERNATIVE GROWTH ETF
Objective [Heading]	Investment Objective:
Objective, Primary [Text Block]	The Fund seeks growth of principal.